UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21317
                                                     ---------

                              PMFM INVESTMENT TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)


          1551 Jennings Mill Road, Suite 2400-A, Bogart, Georgia 30622
          ------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



         Registrant's telephone number, including area code: 252-972-9922
                                                             ------------

                      Date of fiscal year end: May 31, 2004
                                               ------------


                     Date of reporting period: May 31, 2004
                                               ------------

Item 1. REPORTS TO STOCKHOLDERS.

________________________________________________________________________________



                            PMFM ETF Portfolio Trust


________________________________________________________________________________

                      a series of the PMFM Investment Trust




                                  Annual Report


                        FOR THE PERIOD FROM JUNE 30, 2003
                       (DATE OF INITIAL PUBLIC INVESTMENT)
                              THROUGH MAY 31, 2004


                               INVESTMENT ADVISOR
                                   PMFM, Inc.
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622


                            PMFM ETF Portfolio Trust
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622
                         1-866-ETF-PMFM (1-866-383-7636)


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                                  P.O. Box 4365
                              Rocky Mount, NC 27803
                                 1-800-773-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the PMFM ETF Portfolio Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the PMFM ETF Portfolio Trust ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Fund's prospectus. An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risks, sector risks, fixed income risks, "Fund of Funds" structure limitations and expenses risks, tracking risks, ETF net asset value and market price risk, portfolio turnover risk and non-diversified fund risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                            PMFM ETF PORTFOLIO TRUST


                                                                   July 29, 2004


Dear Shareholder,

Looking back on the first year of the PMFM ETF Portfolio Trust we see two very different five to six month time periods. In general, stocks moved higher in the last half of 2003 as the economy strengthened and corporate earnings improved, but have remained in a narrow trading range during the first half of 2004. The fund's inception was June 30, 2003 and we received large inflows of cash during the fund's first several months of operations. We worked to get the new money invested as prudently as possible but the cash inflows caused us to be under invested in the stock market during much of that period, especially during the third quarter of 2003. By the fourth quarter we had increased the fund's exposure to equities and, as a result, we captured a greater percentage of the gains of the S&P 500 (8.1% for the fund, net of fees and expenses, versus 12.2% for the S&P 500 for the same period).

To date, in 2004, the S&P 500 has remained in a narrow 73 point trading range. The upper end of the range has been 1157 and the lower end has been 1084. The movements between those price points have been quick and volatile, but the market has been unable to sustain a trend in either direction. This volatile, sideways movement presents a challenge for our tactical asset allocation approach. For the first six months of 2004, the fund returned -0.9%, while the market (the S&P 500) returned 3.4%. The equity exposure in our portfolio during the first half of 2004 has ranged from zero (100% cash or cash equivalents) to 77%. The risk indicators in our model have kept us from being fully exposed to the market, and as a result our portfolio has been less volatile than the major indices, including the S&P 500. While this reduced exposure has caused the fund to underperform the S&P 500, we feel it is justified by the protection provided if the market breaks out of the trading range to the downside.

As we move into the last half of 2004 there are several issues weighing on the market including Iraq's transition to self-governance, anticipated interest rate increases by the Federal Reserve, and the upcoming presidential election. Many "experts" in the investment business make predictions for the future and have target prices for the major indices. Our investment philosophy is based on what we believe are sound indicators that measure what is really happening in the markets, not what we wish would happen, and instead of predicting, we react accordingly. Our goal is to participate in the equity market when we deem the risk levels to be reasonable, and to avoid equities when the risk levels are unacceptable.

As explained in detail in a separate "Important Notice" to shareholders dated July 28, 2004 (the "Notice"), the fund will be renamed the "PMFM Managed Portfolio Trust" effective September 27, 2004. As explained in the Notice, the name change will remove the term "ETF" from the name so that the Fund will not be required to invest at least 80% of its assets in ETFs. We believe this will benefit the fund by increasing the fund's flexibility to invest in cash positions, bond indexes (including those not tracked by an ETF) and other instruments when we deem it advisable, and clarifying that the fund is not an ETF.

Thank you for your continued support and allowing us to serve you and the fund. Please feel free to contact us with any questions or concerns.


Sincerely,
PMFM, Inc.

Timothy A. Chapman

                            PMFM ETF Portfolio Trust
                                 Investor Class

                     Performance Update - $10,000 Investment
               For the period from June 30, 2003 (Date of Initial
                     Public Investment) through May 31, 2004

[Graph Here]

                                                       80% S&P 500 Total Return
                  PMFM ETF           S&P 500 Total    Index /20% Lehman Brothers
               Portfolio Trust       Return Index        Aggregate Bond Index
               ---------------       ------------        --------------------
 6/30/2003       $10,000               $10,000                 $10,000
 7/31/2003         9,820                10,176                  10,067
 8/31/2003         9,780                10,375                  10,240
 9/30/2003         9,570                10,265                  10,208
10/31/2003         9,910                10,845                  10,653
11/30/2003        10,080                10,941                  10,734
12/31/2003        10,348                11,514                  11,215
 1/31/2004        10,498                11,726                  11,402
 2/29/2004        10,619                11,889                  11,556
 3/31/2004        10,488                11,709                  11,430
 4/30/2004        10,147                11,526                  11,224
 5/31/2004        10,147                11,684                  11,342


This graph depicts the performance of PMFM ETF Portfolio Trust (the "Fund") Investor Class shares versus the S&P 500 Total Return Index and a combined index of 80% S&P 500 Total Return Index and 20% Lehman Brothers Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                            Cumulative Total Returns
                         -------------------------------
                             Since 06/30/03 (Date of
                           Initial Public Investment)
                         -------------------------------
                                     1.47 %
                         -------------------------------


>> The graph assumes an initial $10,000 investment at June 30, 2003 (date of initial public investment). All dividends and distributions are reinvested.

>> At May 31, 2004, the value of the Fund's Investor Class shares would have increased to $10,147 - a cumulative total investment return of 1.47% since June 30, 2003.

>>   At May 31,  2004,  the value of a similar  investment  in the S&P 500 Total
     Return Index would have increased to $11,684 - a cumulative total investment return of 16.84%; and a similar investment in a combined index of 80% S&P 500 Total Return Index and 20% Lehman Brothers Aggregate Bond Index would have increased to $11,342 - a cumulative total investment return of 13.42% since June 30, 2003.


The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Cumulative total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                      PMFM ETF Portfolio Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Value
                                                                                                   Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 99.82%

           Evergreen Institutional Money Market Fund Class I ...............................     40,625,265            $ 40,625,265
           Merrimac Cash Series Fund .......................................................    182,904,918             182,904,918
                                                                                                                       ------------

           Total Investment Companies (Cost $223,530,183) .................................................             223,530,183
                                                                                                                       ------------


Total Value of Investments (Cost $223,530,183 (b)) .........................................          99.82 %          $223,530,183
Other Assets Less Liabilities ..............................................................           0.18 %               402,244
                                                                                                 ----------            ------------
      Net Assets ...........................................................................         100.00 %          $223,932,427
                                                                                                 ==========            ============




      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized  appreciation /
           (depreciation)  of investments  for financial  reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................            $          0
           Unrealized depreciation ........................................................................                       0
                                                                                                                       ------------

                      Net unrealized appreciation .........................................................            $          0
                                                                                                                       ============





















See accompanying notes to financial statements

                                                      PMFM ETF Portfolio Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2004



ASSETS
      Investments, at value (cost $223,530,183) ........................................................                $223,530,183
      Cash .............................................................................................                       4,173
      Income receivable ................................................................................                     176,714
      Receivable for fund shares sold ..................................................................                     343,746
      Other asset ......................................................................................                      49,487
                                                                                                                        ------------

           Total assets ................................................................................                 224,104,303
                                                                                                                        ------------

LIABILITIES
      Accrued expenses .................................................................................                      92,213
      Payable for fund shares redeemed .................................................................                      79,663
                                                                                                                        ------------

           Total liabilities ...........................................................................                     171,876
                                                                                                                        ------------

NET ASSETS .............................................................................................                $223,932,427
                                                                                                                        ============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $220,990,765
      Undistributed net realized gain on investments ...................................................                   2,941,662
                                                                                                                        ------------
                                                                                                                        $223,932,427
                                                                                                                        ============
INVESTOR CLASS
      Net asset value, redemption and offering price per share
           ($223,698,786 / 22,097,483 shares) ..........................................................                $      10.12
                                                                                                                        ============

ADVISOR CLASS
      Net asset value, redemption and offering price per share
           ($233,641 / 23,093 shares) ..................................................................                $      10.12
                                                                                                                        ============


















See accompanying notes to financial statements


                                                      PMFM ETF Portfolio Trust

                                                       STATEMENT OF OPERATIONS

                                                  For the Period from June 30, 2003
                                                 (Date of Initial Public Investment)
                                                        through May 31, 2004

NET INVESTMENT LOSS

      Income
           Interest .....................................................................................               $    35,121
           Dividends ....................................................................................                 2,350,054
                                                                                                                        -----------

               Total income .............................................................................                 2,385,175
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                 1,726,181
           Fund administration fees (note 2) ............................................................                   207,147
           Distribution and service fees - Investor Class (note 3) ......................................                   345,228
           Distribution and service fees - Advisor Class (note 3) .......................................                        35
           Custody fees (note 2) ........................................................................                    32,221
           Registration and filing administration fees (note 2) .........................................                     7,622
           Fund accounting fees (note 2) ................................................................                    39,309
           Audit and tax preparation fees ...............................................................                    22,875
           Legal fees ...................................................................................                    24,063
           Securities pricing fees ......................................................................                     1,008
           Shareholder recordkeeping fees (note 2) ......................................................                    19,750
           Other accounting fees (note 2) ...............................................................                     1,929
           Shareholder servicing expenses ...............................................................                     9,877
           Registration and filing expenses .............................................................                   107,438
           Printing expenses ............................................................................                     5,813
           Trustee fees and meeting expenses ............................................................                     7,916
           Other operating expenses .....................................................................                    27,586
                                                                                                                        -----------

               Total expenses ...........................................................................                 2,585,998

                    Less investment advisory fees waived (note 2) .......................................                   (31,589)
                                                                                                                        -----------

               Net expenses .............................................................................                 2,554,409
                                                                                                                        -----------

                    Net investment loss .................................................................                  (169,234)
                                                                                                                        -----------

REALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                 3,543,557
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 3,374,323
                                                                                                                        ===========






See accompanying notes to financial statements

                                                      PMFM ETF Portfolio Trust

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Period from June 30, 2003
                                                 (Date of Initial Public Investment)
                                                        through May 31, 2004

INCREASE IN NET ASSETS
     Operations
         Net investment loss ........................................................................                  $   (169,234)
         Net realized gain from investment transactions .............................................                     3,543,557
                                                                                                                       ------------
              Net increase in net assets resulting from operations ..................................                     3,374,323
                                                                                                                       ------------

     Distributions to shareholders from
         Net investment income - Investor Class .....................................................                      (469,488)
                                                                                                                       ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) .......................                   221,027,592
                                                                                                                       ------------

                           Total increase in net assets .............................................                   223,932,427

NET ASSETS
     Beginning of period ............................................................................                             0
                                                                                                                       ------------

     End of period ..................................................................................                  $223,932,427
                                                                                                                       ============



(a) A summary of capital share activity follows:
                                                                                           -----------------------------------------
                                                                                               Shares                     Value
-----------------------------------------------------------------------------------        -----------------------------------------
                      INVESTOR CLASS
-----------------------------------------------------------------------------------
Shares sold .......................................................................              25,642,144            $256,788,307
Shares issued for reinvestment of distributions ...................................                  45,493                 469,488
Shares redeemed ...................................................................              (3,590,154)            (36,463,902)
                                                                                              -------------            ------------
     Net increase .................................................................              22,097,483            $220,793,893
                                                                                              =============            ============
-----------------------------------------------------------------------------------
                     ADVISOR CLASS (b)
-----------------------------------------------------------------------------------
Shares sold .......................................................................                  23,093            $    233,699
Shares issued for reinvestment of distributions ...................................                       0                       0
Shares redeemed ...................................................................                       0                       0
                                                                                              -------------            ------------
     Net increase .................................................................                  23,093            $    233,699
                                                                                              =============            ============

-----------------------------------------------------------------------------------
                       FUND SUMMARY
-----------------------------------------------------------------------------------
Shares sold .......................................................................              25,665,237            $257,022,006
Shares issued for reinvestment of distributions ...................................                  45,493                 469,488
Shares redeemed ...................................................................              (3,590,154)            (36,463,902)
                                                                                              -------------            ------------
     Net increase .................................................................              22,120,576            $221,027,592
                                                                                              =============            ============

(b) For the period from April 30, 2004 (Date of Initial Public Offering) through May 31, 2004.



See accompanying notes to financial statements

                                                      PMFM ETF Portfolio Trust

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                                                 INVESTOR               ADVISOR
                                                                                                  CLASS                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Period ended           Period ended
                                                                                                 May 31,                May 31,
                                                                                                 2004 (a)               2004 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............................................          $       10.00           $      10.12

      Income from investment operations
           Net investment income ...................................................                   0.00                   0.00
           Net realized and unrealized gain on investments .........................                   0.15                   0.00
                                                                                              -------------           ------------

               Total from investment operations ....................................                   0.15                   0.00
                                                                                              -------------           ------------

      Distributions to shareholders from
           Net investment income ...................................................                  (0.03)                  0.00
                                                                                              -------------           ------------

Net asset value, end of period .....................................................          $       10.12           $      10.12
                                                                                              =============           ============


Total return .......................................................................                   1.47 %                 0.00 %
                                                                                              =============           ============


Ratios/supplemental data
      Net assets, end of period ....................................................          $ 223,698,786           $    233,641
                                                                                              =============           ============

      Ratio of expenses to average net assets (c)
           Before expense reimbursements and waived fees ...........................                   1.87 %                 2.65 %
           After expense reimbursements and waived fees ............................                   1.85 %                 2.65 %

      Ratio of net investment loss to average net assets (c)
           Before expense reimbursements and waived fees ...........................                  (0.15)%                (1.74)%
           After expense reimbursements and waived fees ............................                  (0.12)%                (1.74)%

      Portfolio turnover rate ......................................................                 421.74 %               421.74 %

(a) For the period from June 30, 2003 (date of initial public investment) through May 31, 2004.

(b) For the period from April 30, 2004 (date of initial public offering) through May 31, 2004.

(c) Annualized.





See accompanying notes to financial statements

                            PMFM ETF Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The PMFM ETF Portfolio Trust (the "Fund") is a non-diversified series of shares of beneficial interest of the PMFM Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on June 30, 2003 (Date of Initial Public Investment). The investment objective of the Fund is to seek long-term growth of capital through investments in exchange-traded funds and in cash or cash equivalent positions. The Fund has an unlimited number of authorized shares, which are divided into two classes - Investor Class and Advisor Class.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          As a result of the Fund's operating net investment loss and distribution of income required, a reclassification adjustment of $601,895 has been charged to undistributed net realized gains, $36,827 has been charged to paid-in capital, and accumulated net investment loss has been credited $638,722, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                            PMFM ETF Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment  advisory  agreement,  PMFM, Inc. (the "Advisor")
     provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets. The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets of the Fund's Investor Class and Advisor Class for the fiscal year ending May 31, 2004. The Advisor has voluntarily waived a portion of its fee amounting to $31,589 for the period ended May 31, 2004. There can be no assurance that the Expense Limitation Agreement will continue in the future.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $200 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

                                                                     (Continued)

                            PMFM ETF Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% and 1.00% per annum of the average daily net assets of the Investor Class and Advisor class, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class shares and Advisor Class shares in the Fund or support servicing of Investor Class and Advisor Class shareholder accounts. The Fund incurred $345,228 of such expenses for the Investor Class and $35 of such expenses for the Advisor Class under the Plan for the period ended May 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $340,338,193 and $343,645,354, respectively, for the period ended May 31, 2004.































                                                                    (Continued)

                            PMFM ETF Portfolio Trust

                             ADDITIONAL INFORMATION

                                  May 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-866-383-7636. Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available
(i) without charge,  upon request,  by calling the Fund at  1-866-383-7636;  and
(ii) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-866-383-7636. The address of each Trustee and officer, unless otherwise indicated below, is 1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622. The Trustees received aggregate compensation of $2,300 during the fiscal year ended May 31, 2004 from the Fund for their services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

                                    TRUSTEES

---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s) Length                                               Complex
       Name, Age and         held with   of Time           Principal Occupation(s)          Overseen by     Other Directorships
          Address            Fund/Trust   Served             During Past 5 Years              Trustee         Held by Trustee
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                      Independent Trustees
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
James M. Baker (52)          Trustee     Since      Mr.  Baker has been the  President of        1        Mr.  Baker  serves as a
                                         6/2003     Baker & Lassiter,  Inc.  (real estate                 director  of  Community
                                                    development  and  management)   since                 Capital     Bank,     a
                                                    1993.                                                 closely    held   state
                                                                                                          chartered bank.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Norman A. McLean (50)        Trustee     Since      Mr.  McLean  has been  the  Associate        1                 None
                                         6/2003     Athletic  Director for  Marketing and
                                                    Promotions   at  the   University  of
                                                    Georgia  Athletic  Association,  Inc.
                                                    ("UGAA")   since  2000.   Mr.  McLean
                                                    previously  was  Assistant   Athletic
                                                    Director at UGAA.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                      Interested Trustees*
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Donald L. Beasley (61)       Trustee,    Since      Mr.  Beasley  has been the  President        1                 None
                             Treasurer   6/2003     of the Advisor since 1991.
                             and
                             Principal
                             Financial
                             Officer
----------------------------------------------------------------------------------------------------------------------------------
* The Interested  Trustee is an Interested  Trustee because he is an officer and employee of the Advisor.

----------------------------------------------------------------------------------------------------------------------------------

                            PMFM ETF Portfolio Trust

                             ADDITIONAL INFORMATION

                                  May 31, 2004
                                   (Unaudited)


---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s) Length                                               Complex
       Name, Age and         held with   of Time           Principal Occupation(s)          Overseen by     Other Directorships
          Address            Fund/Trust   Served             During Past 5 Years              Trustee         Held by Trustee
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                         Other Officers
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Timothy A. Chapman (43)      President   Since      Mr.  Chapman  has been the  Secretary       n/a                 n/a
                             and         6/2003     and  Treasurer  of the Advisor  since
                             Principal              February,   1993.   Mr.  Chapman  has
                             Executive              been   a   Vice   President   of  the
                             Officer                MurphyMorris   Money  Management  Co.
                                                    (investment   advisory   firm)  since
                                                    1996.  Mr.  Chapman has also
                                                    been   the    President   of
                                                    Financial    Toobox,    Inc.
                                                    (website   publishing  firm)
                                                    since 2000.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
C. Frank Watson III (33)     Secretary   Since      Mr.  Watson  has been  the  President       n/a                 n/a
The Nottingham Company                   6/2003     and Chief  Operating  Officer  of The
116 South Franklin Street                           Nottingham   Company,    the   Fund's
Post Office Box 69                                  administrator,    since   1999.   Mr.
Rocky Mount, NC  27802                              Watson   previously   was  the  Chief
                                                    Operating  Officer of The  Nottingham
                                                    Company.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Julian G. Winters (35)       Asst.       Since      Mr.   Winters   has   been  the  Vice       n/a                 n/a
The Nottingham Company       Secretary   6/2003     President        of        Compliance
116 South Franklin Street    and Asst.              Administration   at  The   Nottingham
Post Office Box 69           Treasurer              Company since 1998.
Rocky Mount, NC  27802
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------

Deloitte


                                                          Deloitte & Touche LLP
                                                     Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: (212) 436-2000
                                                            Fax: (212) 436-5000
                                                               www.deloitte.com




REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of PMFM Investment  Trust and the  Shareholders of PMFM
   ETF Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of PMFM ETF Portfolio Trust (the "Fund") (a portfolio of PMFM Investment Trust), including the portfolio of investments, for the period from June 30, 2003 (date of initial public investment) through May 31, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PMFM ETF Portfolio Trust from June 30, 2003 (date of initial public investment) through May 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP


July 19, 2004







                                                       Member of
                                                       Deloitte Touche Tohmatsu

________________________________________________________________________________


                            PMFM ETF Portfolio Trust

________________________________________________________________________________

                      a series of the PMFM Investment Trust
























            This Report has been prepared for shareholders and may be
           distributed to others only if preceded or accompanied by a current prospectus.

________________________________________________________________________________



                          PMFM Moderate Portfolio Trust


________________________________________________________________________________

                      a series of the PMFM Investment Trust




                                  Annual Report


                       FOR THE PERIOD FROM MARCH 25, 2004
                       (DATE OF INITIAL PUBLIC INVESTMENT)
                              THROUGH MAY 31, 2004


                               INVESTMENT ADVISOR
                                   PMFM, Inc.
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622


                          PMFM Moderate Portfolio Trust
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622
                         1-866-383-PMFM (1-866-383-7636)


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                                  P.O. Box 4365
                              Rocky Mount, NC 27803
                                 1-800-773-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the PMFM Moderate Portfolio Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the PMFM Moderate Portfolio Trust ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Fund's prospectus. An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risks, sector risks, fixed income risks, risks related to "Fund of Funds" structure, foreign securities risk, tracking risks, risk related to ETF net asset value and market price, risks related to portfolio turnover and non-diversified fund risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------


                                                    PMFM Moderate Portfolio Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Value
                                                                                                  Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 99.86%

           Evergreen Institutional Money Market Fund Class I ...........................          3,928,324            $  3,928,324
           Merrimac Cash Series Fund ...................................................         17,686,278              17,686,278
                                                                                                                       ------------

           Total Investment Companies (Cost $21,614,602) ..................................................              21,614,602
                                                                                                                       ------------


Total Value of Investments (Cost $21,614,602 (b)) ......................................              99.86 %           $21,614,602
Other Assets Less Liabilities ..........................................................               0.14 %                30,979
                                                                                                   --------            ------------
      Net Assets .......................................................................             100.00 %          $ 21,645,581
                                                                                                   ========            ============




      (a)  Non-income producing investment.
      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized  appreciation /
          (depreciation) of investments for financial  reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................            $          0
           Unrealized depreciation ........................................................................                       0
                                                                                                                       ------------

                      Net unrealized appreciation .........................................................            $          0
                                                                                                                       ============





















See accompanying notes to financial statements

                                                    PMFM Moderate Portfolio Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2004



ASSETS
      Investments, at value (cost $21,614,602) ........................................................                $ 21,614,602
      Income receivable ...............................................................................                      17,395
      Due from advisor (note 2) .......................................................................                       3,914
      Other asset .....................................................................................                      40,389
                                                                                                                       ------------
           Total assets ...............................................................................                  21,676,300
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      30,719
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 21,645,581
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 21,969,210
      Accumulated net realized loss on investments ....................................................                    (323,629)
                                                                                                                       ------------
                                                                                                                       $ 21,645,581
                                                                                                                       ============
INVESTOR CLASS
      Net asset value, redemption and offering price per share
           ($21,643,083 / 2,203,294 shares) ...........................................................                $       9.82
                                                                                                                       ============

ADVISOR CLASS
      Net asset value, redemption and offering price per share
           ($2,498 / 254 shares) ......................................................................                $       9.82
                                                                                                                       ============




















See accompanying notes to financial statements

                                                    PMFM Moderate Portfolio Trust

                                                       STATEMENT OF OPERATIONS

                                                 For the Period from March 25, 2004
                                                 (Date of Initial Public Investment)
                                                        through May 31, 2004

NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................             $     30,811
                                                                                                                       ------------
      Expenses
           Investment advisory fees (note 2) .............................................................                   45,177
           Fund administration fees (note 2) .............................................................                    6,325
           Distribution and service fees - Investor Class (note 3) .......................................                    9,035
           Distribution and service fees - Advisor Class (note 3) ........................................                        2
           Custody fees (note 2) .........................................................................                    1,400
           Registration and filing administration fees (note 2) ..........................................                    1,885
           Fund accounting fees (note 2) .................................................................                    6,046
           Audit and tax preparation fees ................................................................                   19,350
           Legal fees ....................................................................................                    2,185
           Securities pricing fees .......................................................................                       58
           Shareholder recordkeeping fees (note 2) .......................................................                    4,000
           Shareholder servicing expenses ................................................................                      530
           Registration and filing expenses ..............................................................                   22,774
           Printing expenses .............................................................................                    2,039
           Trustee fees and meeting expenses .............................................................                    2,798
           Other operating expenses ......................................................................                    6,002
                                                                                                                       ------------

               Total expenses ............................................................................                  129,606

               Less:
                    Expense reimbursements (note 2) ......................................................                   (3,914)
                    Investment advisory fees waived (note 2) .............................................                  (36,673)
                                                                                                                       ------------

               Net expenses ..............................................................................                   89,019
                                                                                                                       ------------

                    Net investment loss ..................................................................                  (58,208)
                                                                                                                       ------------

REALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                 (323,629)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ......................................             $   (381,837)
                                                                                                                       ============








See accompanying notes to financial statements

                                                    PMFM Moderate Portfolio Trust

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Period from March 25, 2004
                                                 (Date of Initial Public Investment)
                                                        through May 31, 2004

INCREASE IN NET ASSETS
     Operations
         Net investment loss ........................................................................                  $    (58,208)
         Net realized loss from investment transactions .............................................                      (323,629)
                                                                                                                       ------------
              Net decrease in net assets resulting from operations ..................................                      (381,837)
                                                                                                                       ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) .......................                    22,027,418
                                                                                                                       ------------

                           Total increase in net assets .............................................                    21,645,581

NET ASSETS
     Beginning of period ............................................................................                             0
                                                                                                                       ------------

     End of period ..................................................................................                  $ 21,645,581
                                                                                                                       ============



(a) A summary of capital share activity follows:
                                                                                    -----------------------------------------------
                                                                                                 Shares                   Value
--------------------------------------------------------------------------------    -----------------------------------------------
--------------------------------------------------------------------------------
                        INVESTOR CLASS
--------------------------------------------------------------------------------
Shares sold ....................................................................                  2,275,986            $ 22,746,134
Shares redeemed ................................................................                    (72,692)               (721,216)
                                                                                               ------------            ------------
     Net increase ..............................................................                  2,203,294            $ 22,024,918
                                                                                               ============            ============

--------------------------------------------------------------------------------
                       ADVISOR CLASS (b)
--------------------------------------------------------------------------------
Shares sold ....................................................................                        254            $      2,500
Shares redeemed ................................................................                          0                       0
                                                                                               ------------            ------------
     Net increase ..............................................................                        254            $      2,500
                                                                                               ============            ============

--------------------------------------------------------------------------------
                         FUND SUMMARY
--------------------------------------------------------------------------------
Shares sold ....................................................................                  2,276,240            $ 22,748,634
Shares redeemed ................................................................                    (72,692)               (721,216)
                                                                                               ------------            ------------
     Net increase ..............................................................                  2,203,548            $ 22,027,418
                                                                                               ============            ============

(b) For the period from April 30, 2004 (Date of Initial Public Offering) through May 31, 2004.









See accompanying notes to financial statements

                              PMFM Moderate Portfolio Trust

                                  FINANCIAL HIGHLIGHTS

                     (For a Share Outstanding Throughout the Period)


                                                                                                     INVESTOR            ADVISOR
                                                                                                      CLASS               CLASS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended       Period ended
                                                                                                       May 31,           May 31,
                                                                                                      2004 (a)           2004 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................................................   $      10.00      $       9.83

      Loss from investment operations
           Net investment loss ..................................................................          (0.03)            (0.02)
           Net realized and unrealized (loss) gain on investments ...............................          (0.15)             0.01
                                                                                                    ------------      ------------

               Total from investment operations .................................................          (0.18)            (0.01)
                                                                                                    ------------      ------------

Net asset value, end of period ..................................................................   $       9.82      $       9.82
                                                                                                    ============      ============


Total return ....................................................................................          (1.80)%           (0.10)%
                                                                                                    ============      ============


Ratios/supplemental data
      Net assets, end of period .................................................................   $ 21,643,083      $      2,498
                                                                                                    ============      ============

      Ratio of expenses to average net assets (c)
           Before expense reimbursements and waived fees ........................................           3.59 %            4.61 %
           After expense reimbursements and waived fees .........................................           2.46 %            3.25 %

      Ratio of net investment loss to average net assets (c)
           Before expense reimbursements and waived fees ........................................          (2.73)%           (3.55)%
           After expense reimbursements and waived fees .........................................          (1.61)%           (2.20)%

      Portfolio turnover rate ...................................................................         400.93 %          400.93 %

(a) For the period from March 25, 2004 (date of initial public investment) through May 31, 2004.

(b) For the period from April 30, 2004 (date of initial public offering) through May 31, 2004.

(c) Annualized.








See accompanying notes to financial statements

                          PMFM Moderate Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The PMFM Moderate Portfolio Trust (the "Fund") is a non-diversified series of shares of beneficial interest of the PMFM Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on March 25, 2004 (Date of Initial Public Investment). The investment objective of the Fund is to seek long-term growth of capital through investments in exchange-traded funds and in cash or cash equivalent positions. The Fund has an unlimited number of authorized shares, which are divided into two classes - Investor Class and Advisor Class.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          The Fund has capital loss carryforwards for federal income tax purposes of $323,629, which expires in the year 2012. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $58,208 has been charged to paid-in capital and accumulated net investment loss has been credited $58,208, bringing it to zero.


                                                                     (Continued)

                          PMFM Moderate Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment  advisory  agreement,  PMFM, Inc. (the "Advisor")
     provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets. The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund's Investor Class and Advisor Class for the fiscal year ending May 31, 2004. The Advisor has voluntarily waived a portion of its fee amounting to $36,673 and will reimburse the fund for $3,914 for the period ended May 31, 2004. There can be no assurance that the Expense Limitation Agreement will continue in the future.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $200 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.








                                                                     (Continued)

                          PMFM Moderate Portfolio Trust

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004



     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% and 1.00% per annum of the average daily net assets of the Investor Class and Advisor class, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class shares and Advisor Class shares in the Fund or support servicing of Investor Class and Advisor Class shareholder accounts. The Fund incurred $9,035 of such expenses for the Investor Class and $2 of such expenses for the Advisor Class under the Plan for the period ended May 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $6,964,704 and $6,641,075, respectively, for the period ended May 31, 2004.



















                                                                     (Continued)

                          PMFM Moderate Portfolio Trust

                             ADDITIONAL INFORMATION

                                  May 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-866-383-7636. Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available
(i) without charge,  upon request,  by calling the Fund at  1-866-383-7636;  and
(ii) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-866-383-7636. The address of each Trustee and officer, unless otherwise indicated below, is 1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622. The Trustees received aggregate compensation of $1,000 during the fiscal year ended May 31, 2004 from the Fund for their services to the Fund and Trust. The officers did not receive compensation from the Fund for their services to the Fund and Trust.

                                    TRUSTEES

---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s) Length                                               Complex
       Name, Age and         held with   of Time           Principal Occupation(s)          Overseen by     Other Directorships
          Address            Fund/Trust   Served             During Past 5 Years              Trustee         Held by Trustee
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                        Independent Trustees
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
James M. Baker (52)          Trustee     Since      Mr.  Baker has been the  President of        1        Mr.  Baker  serves as a
                                         6/2003     Baker & Lassiter,  Inc.  (real estate                 director  of  Community
                                                    development  and  management)   since                 Capital     Bank,     a
                                                    1993.                                                 closely    held   state
                                                                                                          chartered bank.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Norman A. McLean (50)        Trustee     Since      Mr.  McLean  has been  the  Associate        1                 None
                                         6/2003     Athletic  Director for  Marketing and
                                                    Promotions   at  the   University  of
                                                    Georgia  Athletic  Association,  Inc.
                                                    ("UGAA")   since  2000.   Mr.  McLean
                                                    previously  was  Assistant   Athletic
                                                    Director at UGAA.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                         Interested Trustees*
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Donald L. Beasley (61)       Trustee,    Since      Mr.  Beasley  has been the  President        1                 None
                             Treasurer   6/2003     of the Advisor since 1991.
                             and
                             Principal
                             Financial
                             Officer
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
* The Interested  Trustee is an Interested  Trustee because he is an officer and employee of the Advisor.

----------------------------------------------------------------------------------------------------------------------------------

                          PMFM Moderate Portfolio Trust

                             ADDITIONAL INFORMATION

                                  May 31, 2004
                                   (Unaudited)


---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s) Length                                               Complex
       Name, Age and         held with   of Time           Principal Occupation(s)          Overseen by     Other Directorships
          Address            Fund/Trust   Served             During Past 5 Years              Trustee         Held by Trustee
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                         Other Officers
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Timothy A. Chapman (43)      President   Since      Mr.  Chapman  has been the  Secretary       n/a                 n/a
                             and         6/2003     and  Treasurer  of the Advisor  since
                             Principal              February,   1993.   Mr.  Chapman  has
                             Executive              been   a   Vice   President   of  the
                             Officer                MurphyMorris   Money  Management  Co.
                                                    (investment   advisory   firm)  since
                                                    1996.  Mr.  Chapman has also been the
                                                    President of Financial  Toobox,  Inc.
                                                    (website   publishing   firm)   since
                                                    2000.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
C. Frank Watson III (33)     Secretary   Since      Mr.  Watson  has been  the  President       n/a                 n/a
The Nottingham Company                   6/2003     and Chief  Operating  Officer  of The
116 South Franklin Street                           Nottingham   Company,    the   Fund's
Post Office Box 69                                  administrator,    since   1999.   Mr.
Rocky Mount, NC  27802                              Watson   previously   was  the  Chief
                                                    Operating  Officer of The  Nottingham
                                                    Company.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Julian G. Winters (35)       Asst.       Since      Mr.   Winters   has   been  the  Vice       n/a                 n/a
The Nottingham Company       Secretary   6/2003     President        of        Compliance
116 South Franklin Street    and Asst.              Administration   at  The   Nottingham
Post Office Box 69           Treasurer              Company since 1998.
Rocky Mount, NC  27802
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------

Deloitte


                                                          Deloitte & Touche LLP
                                                     Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: (212) 436-2000
                                                            Fax: (212) 436-5000
                                                               www.deloitte.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of PMFM Investment  Trust and the  Shareholders of PMFM
   Moderate Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of PMFM Moderate Portfolio Trust (the "Fund") (a portfolio of PMFM Investment Trust), including the portfolio of investments, for the period from March 25, 2004 (date of initial public investment) through May 31, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PMFM Moderate Portfolio Trust from March 25, 2004 (date of initial public investment) through May 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP


July 19, 2004





                                                       Member of
                                                       Deloitte Touche Tohmatsu

                   (This page was intentionally left blank.)

________________________________________________________________________________



                          PMFM Moderate Portfolio Trust


________________________________________________________________________________

                      a series of the PMFM Investment Trust























            This Report has been prepared for shareholders and may be
           distributed to others only if preceded or accompanied by a current prospectus.

Item 2. CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)      There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 11(a)(1) below.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.





Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees - Audit fees billed for the registrant for the fiscal year ended May 31, 2004 are reflected in the table below. These amounts represent aggregate fees billed by the registrants' independent accountant, Deloitte & Touche LLP ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings. The fiscal year ended May 31, 2004 was the initial fiscal year for the registrant.


 ------------------------------------------------------------- --------------
                         Fund                                       2004
 ------------------------------------------------------------- --------------
 PMFM ETF Portfolio Trust                                         $13,500
 ------------------------------------------------------------- --------------
 PMFM Moderate Portfolio Trust                                    $14,250
 ------------------------------------------------------------- --------------


(b) Audit-Related Fees - There were no additional fees billed in the fiscal year ended May 31, 2004 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in the fiscal year ended May 31, 2004 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $1,025. These services were for the completion of the PMFM ETF Portfolio Trust's excise tax return for the calendar year 2003.

(d) All Other Fees - The registrant was billed a fee of $1,500 in the fiscal year ended May 31, 2004 which was associated with the initial balance sheet audit and procedures by the Accountant of the seed capital used to capitalize the registrant's inception of its initial fund, the PMFM ETF Portfolio Trust. There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal year ended May 31, 2004.

(e)(1) The registrant's board of trustees pre-approved the engagement of the Accountant for the fiscal year ended May 31, 2004 at the registrant's initial board of trustees meeting and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)      There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) There were no fees billed by the Accountant for services rendered to the registrant, the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)      Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.




Item 6.  SCHEDULE OF INVESTMENTS.


         Not applicable to the reporting period covered by this report.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





Item 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


         Not applicable.





Item 10. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. EXHIBITS.

(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 11.(a)(1).

(a)(2) Certifications required by Item 11.(a)(2) of Form N-CSR are filed herewith as Exhibit 11.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 11.(b) of Form N-CSR are filed herewith as Exhibit 11.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PMFM INVESTMENT TRUST


By: (Signature and Title)        /s/ Timothy A. Chapman
                                 ________________________________
                                 Timothy A. Chapman
                                 President and Principal Executive Officer


Date: August 4, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Timothy A. Chapman
                                 ________________________________
                                 Timothy A. Chapman
                                 President and Principal Executive Officer
                                 PMFM Investment Trust

Date: August 4, 2004





By:  (Signature and Title)       /s/ Donald L. Beasley
                                 ________________________________
                                 Donald L. Beasley
                                 Trustee, Chairman, Treasurer and Principal
                                 Financial Officer
                                 PMFM Investment Trust

Date: August 4, 2004